Shareholder Report	12 Months Ended
May 31, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Registrant Name	BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
Entity Central Index Key	0000720064
Document Period End Date	May 31, 2024
Class A - DCAAX
Shareholder Report [Line Items]
Fund Name	BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
Class Name	Class A
Trading Symbol	DCAAX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class C - DCACX
Shareholder Report [Line Items]
Fund Name	BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
Class Name	Class C
Trading Symbol	DCACX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I - DCMIX
Shareholder Report [Line Items]
Fund Name	BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
Class Name	Class I
Trading Symbol	DCMIX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class Y - DCAYX
Shareholder Report [Line Items]
Fund Name	BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
Class Name	Class Y
Trading Symbol	DCAYX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class Z - DRCAX
Shareholder Report [Line Items]
Fund Name	BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
Class Name	Class Z
Trading Symbol	DRCAX
Shareholder Report Annual or Semi-Annual	annual shareholder report
BNY Mellon California AMT-Free Municipal Bond Fund, Inc. | Class A - DCAAX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	0.88%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended May 31, 2024, the Fund’s Class A shares returned 3.01%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 2.67% for the same period.

What affected the Fund’s performance?

• Inflationary pressure weighed on the fixed-income market for the majority of the reporting period, limiting performance potential. Municipal bonds continued to benefit from absolute yield, strong fundamentals and technical factors.

• The primary driver of the Fund’s relative outperformance was an overweighting in revenue bonds.  Exposure to longer-maturity bonds was also beneficial.

• Positions in intermediate-maturity bonds were a relative detractor.  California municipal bonds generally lagged the benchmark, which also detracted, but the Fund outperformed the benchmark despite this hindrance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from June 1, 2014 through May 31, 2024 Initial Investment of $10,000 Years Ended 5/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index (the “Index”) on 5/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	-1.66%	-0.65%	1.22%
without Sales Charge	3.01%	0.27%	1.69%
Bloomberg U.S. Municipal Bond Index	2.67%	0.93%	2.25%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.
Net Assets	$ 580,000,000
Holdings Count	194
Advisory Fees Paid, Amount	$ 2,707,058
Portfolio Turnover	15.54%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$580	194	$2,707,058	15.54%

Holdings [Text Block]	Portfolio Holdings (as of 5/31/24) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon California AMT-Free Municipal Bond Fund, Inc. | Class C - DCACX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$169	1.67%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended May 31, 2024, the Fund’s Class C shares returned 2.20%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 2.67% for the same period.

What affected the Fund’s performance?

• Inflationary pressure weighed on the fixed-income market for the majority of the reporting period, limiting performance potential. Municipal bonds continued to benefit from absolute yield, strong fundamentals and technical factors.

• The primary driver of the Fund’s relative outperformance was an overweighting in revenue bonds.  Exposure to longer-maturity bonds was also beneficial.

• Positions in intermediate-maturity bonds were a relative detractor.  California municipal bonds generally lagged the benchmark, which also detracted, but the Fund outperformed the benchmark despite this hindrance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from June 1, 2014 through May 31, 2024 Initial Investment of $10,000 Years Ended 5/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index (the “Index”) on 5/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	1.20%	*	-0.51%	0.91%
without Deferred Sales Charge	2.20%		-0.51%	0.91%
Bloomberg U.S. Municipal Bond Index	2.67%		0.93%	2.25%

*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.
Net Assets	$ 580,000,000
Holdings Count	194
Advisory Fees Paid, Amount	$ 2,707,058
Portfolio Turnover	15.54%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$580	194	$2,707,058	15.54%

Holdings [Text Block]	Portfolio Holdings (as of 5/31/24) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon California AMT-Free Municipal Bond Fund, Inc. | Class I - DCMIX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended May 31, 2024, the Fund’s Class I shares returned 3.18%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 2.67% for the same period.

What affected the Fund’s performance?

• Inflationary pressure weighed on the fixed-income market for the majority of the reporting period, limiting performance potential. Municipal bonds continued to benefit from absolute yield, strong fundamentals and technical factors.

• The primary driver of the Fund’s relative outperformance was an overweighting in revenue bonds.  Exposure to longer-maturity bonds was also beneficial.

• Positions in intermediate-maturity bonds were a relative detractor.  California municipal bonds generally lagged the benchmark, which also detracted, but the Fund outperformed the benchmark despite this hindrance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from June 1, 2014 through May 31, 2024 Initial Investment of $10,000 Years Ended 5/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index (the “Index”) on 5/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/24)
	1YR	5YR	10YR
Class I Shares	3.18%	0.49%	1.93%
Bloomberg U.S. Municipal Bond Index	2.67%	0.93%	2.25%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.
Net Assets	$ 580,000,000
Holdings Count	194
Advisory Fees Paid, Amount	$ 2,707,058
Portfolio Turnover	15.54%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$580	194	$2,707,058	15.54%

Holdings [Text Block]	Portfolio Holdings (as of 5/31/24) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon California AMT-Free Municipal Bond Fund, Inc. | Class Y - DCAYX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$63	0.63%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended May 31, 2024, the Fund’s Class Y shares returned 3.20%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 2.67% for the same period.

What affected the Fund’s performance?

• Inflationary pressure weighed on the fixed-income market for the majority of the reporting period, limiting performance potential. Municipal bonds continued to benefit from absolute yield, strong fundamentals and technical factors.

• The primary driver of the Fund’s relative outperformance was an overweighting in revenue bonds.  Exposure to longer-maturity bonds was also beneficial.

• Positions in intermediate-maturity bonds were a relative detractor.  California municipal bonds generally lagged the benchmark, which also detracted, but the Fund outperformed the benchmark despite this hindrance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from June 1, 2014 through May 31, 2024 Initial Investment of $1,000,000 Years Ended 5/31

The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the Bloomberg U.S. Municipal Bond Index (the “Index”) on 5/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/24)
	1YR	5YR	10YR
Class Y Shares	3.20%	0.42%	1.91%
Bloomberg U.S. Municipal Bond Index	2.67%	0.93%	2.25%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.
Net Assets	$ 580,000,000
Holdings Count	194
Advisory Fees Paid, Amount	$ 2,707,058
Portfolio Turnover	15.54%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$580	194	$2,707,058	15.54%

Holdings [Text Block]	Portfolio Holdings (as of 5/31/24) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon California AMT-Free Municipal Bond Fund, Inc. | Class Z - DRCAX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended May 31, 2024, the Fund’s Class Z shares returned 3.23%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 2.67% for the same period.

What affected the Fund’s performance?

• Inflationary pressure weighed on the fixed-income market for the majority of the reporting period, limiting performance potential. Municipal bonds continued to benefit from absolute yield, strong fundamentals and technical factors.

• The primary driver of the Fund’s relative outperformance was an overweighting in revenue bonds.  Exposure to longer-maturity bonds was also beneficial.

• Positions in intermediate-maturity bonds were a relative detractor.  California municipal bonds generally lagged the benchmark, which also detracted, but the Fund outperformed the benchmark despite this hindrance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from June 1, 2014 through May 31, 2024 Initial Investment of $10,000 Years Ended 5/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index (the “Index”) on 5/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/24)
	1YR	5YR	10YR
Class Z Shares	3.23%	0.48%	1.90%
Bloomberg U.S. Municipal Bond Index	2.67%	0.93%	2.25%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.
Net Assets	$ 580,000,000
Holdings Count	194
Advisory Fees Paid, Amount	$ 2,707,058
Portfolio Turnover	15.54%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$580	194	$2,707,058	15.54%

Holdings [Text Block]	Portfolio Holdings (as of 5/31/24) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter